MET INVESTORS SERIES TRUST

SUPPLEMENT DATED JULY 21, 2015

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2015

PIONEER FUND PORTFOLIO

Effective immediately, in the section entitled “Appendix C – Portfolio Managers,” the information pertaining to Pioneer Fund Portfolio (the “Portfolio”) is amended to reflect that Jeff Kripke is a portfolio manager of the Portfolio. As of July 1, 2015, Mr. Kripke beneficially owned no equity securities of the Portfolio.

Effective immediately, the Other Accounts Managed table in Appendix C with respect to the Portfolio and the Pioneer Strategic Income Portfolio is deleted in its entirety and replaced with the following:

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
John A. Carey, Pioneer Fund Portfolio	Registered Investment Companies	4	$7,048,762,667	0	N/A
	Other Pooled Investment Vehicles	3	$1,739,100,317	1	$1,672,667,658
	Other Accounts	0	N/A	0	N/A
Walter Hunnewell, Jr., Pioneer Fund Portfolio	Registered Investment Companies	5	$7,296,334,276	0	N/A
	Other Pooled Investment Vehicles	4	$1,869,998,029	1	$1,672,667,658
	Other Accounts	0	N/A	0	N/A
Jeff Kripke, Pioneer Fund Portfolio	Registered Investment Companies*	2	$5,300,263,169	0	N/A
	Other Pooled Investment Vehicles*	3	$1,739,100,317	1	$1,672,667,658
	Other Accounts*	0	N/A	0	N/A
Kenneth J. Taubes, Pioneer Strategic Income Portfolio	Registered Investment Companies	6	$11,656,974,098	0	N/A
	Other Pooled Investment Vehicles	3	$5,434,880,740	1	$87,226,000
	Other Accounts	11	$1,924,183,413	0	N/A
Andrew Feltus, Pioneer Strategic Income Portfolio	Registered Investment Companies	12	$5,808,957,813	0	N/A
	Other Pooled Investment Vehicles	7	$13,756,050,693	1	$10,111,415,298
	Other Accounts	7	$1,628,315,372	0	N/A
Charles Melchreit, Pioneer Strategic Income Portfolio	Registered Investment Companies	11	$8,714,818,671	0	N/A
	Other Pooled Investment Vehicles	4	$6,171,032,729	1	$4,323,546,769
	Other Accounts	8	$1,507,861,978	0	N/A

*	Information concerning other accounts managed is as of July 1, 2015.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE